Long-Term Debt - Additional Information - NOK Bonds (Detail) NOK in Billions	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 NOK	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of bonds	$ 1,903,446,000		$ 2,015,472,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 2.6
Carrying amount of bonds	310,879,000		$ 294,016,000
Unsecured Debt [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Transfer of principal amount	$ 409,000,000.0
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Minimum [Member] | Unsecured Debt [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	5.92%	5.92%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%
Maximum [Member] | Unsecured Debt [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed Interest Payment on Cross Currency Rate Swap	6.88%	6.88%
NIBOR [Member] | Minimum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	3.70%
NIBOR [Member] | Maximum [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	5.25%